Share-based compensation (Details) (USD $)					12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2013 Granted In 2008 [Member]	Jun. 30, 2013 Granted In 2009 [Member]	Jun. 30, 2013 Granted In 2010 [Member]
Exercise price					$ 5.56	$ 2.6	$ 4.0
Number of options Outstanding	710,748	936,216	1,985,321	2,412,971	63,450	284,550	10,000
Vesting period					30% vested from the date of grant to December 31, 2008; 30% vested from January 1, 2009 to December 31, 2009; the remaining 40% vested from January 1, 2010 to December 31, 2010	30% vested from the date of grant to December 31, 2009; 30% vested from January 1, 2010 to December 31, 2010; the remaining 40% vested from January 1, 2011 to December 31, 2011	30% vested from the date of grant to December 31, 2010; 30% vested from January 1, 2011 to December 31, 2011; the remaining 40% will vest from January 1, 2012 to December 31, 2012.